INCOME TAXES - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Millions	3 Months Ended						4 Months Ended		9 Months Ended		12 Months Ended
	Feb. 23, 2019	Dec. 01, 2018	Sep. 08, 2018	Feb. 24, 2018	Dec. 02, 2017	Sep. 09, 2017	Jun. 16, 2018	Jun. 17, 2017	Nov. 30, 2019	Dec. 01, 2018	Feb. 23, 2019	Feb. 24, 2018	Feb. 25, 2017
Income Tax Disclosure [Abstract]
Income tax expense (benefit) at federal statutory rate											$ 11.0	$ (301.5)	$ (162.3)
State income taxes, net of federal benefit											0.7	(39.8)	(20.2)
Change in valuation allowance											(3.3)	(218.0)	107.1
Tax Cuts and Jobs Act											(56.9)	(430.4)	0.0
Unrecognized tax benefits											(16.2)	(36.5)	(18.7)
Member loss											0.0	83.1	16.6
Charitable donations											(4.4)	0.0	(11.1)
Tax Credits											(10.8)	(9.1)	(17.3)
Indemnification asset											0.0	0.0	5.1
CVR liability adjustment											0.0	(20.3)	7.5
Reorganization of limited liability companies											0.0	46.7	0.0
Nondeductible equity-based compensation expense											3.8	1.6	4.2
Other											(2.8)	(39.6)	(1.2)
Income tax benefit	$ 1.4	$ (65.4)	$ (11.9)	$ (373.0)	$ (523.5)	$ (67.7)	$ (3.0)	$ 0.4	$ 110.5	$ (80.3)	$ (78.9)	$ (963.8)	$ (90.3)